Concentration (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018
Net Revenue	$ 720,810	$ 1,445,269	$ 1,474,784	$ 2,886,885	$ 4,637,644	$ 4,439,324
Supplier Concentration One [Member]
Concentration Percentage			38.63%		31.21%	36.00%
Supplier Concentration Two [Member]
Concentration Percentage			38.38%		17.80%	17.50%
Customer Concentration One [Member]
Concentration Percentage					7.90%	8.51%
Customer Concentration Two [Member]
Concentration Percentage					7.69%	6.96%